Supplement to the
Fidelity® Variable Insurance Products
Emerging Markets Portfolio Initial Class, Service Class and Service Class 2
April 30, 2018
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Sam Polyak (co-manager) has managed the fund since February 2019.

Sammy Simnegar (co-manager) has managed the fund since October 2012.

It is expected that Mr. Simnegar will transition off of the fund effective on or about September 30, 2019. At that time, Mr. Polyak will assume sole portfolio manager responsibilities for the fund.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Sam Polyak is co-manager of the fund, which he has managed since February 2019. He also manages other funds. Since joining Fidelity Investments in 2010, Mr. Polyak has worked as a portfolio manager.

Sammy Simnegar is co-manager of the fund, which he has managed since October 2012. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Simnegar has worked as an equity research analyst and portfolio manager.

It is expected that Mr. Simnegar will transition off of the fund effective on or about September 30, 2019. At that time, Mr. Polyak will assume sole portfolio manager responsibilities for the fund.

VIPEM-19-01 1.952091.102	February 22, 2019

Supplement to the
Fidelity® Variable Insurance Products
Emerging Markets Portfolio Investor Class
April 30, 2018
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Sam Polyak (co-manager) has managed the fund since February 2019.

Sammy Simnegar (co-manager) has managed the fund since October 2012.

It is expected that Mr. Simnegar will transition off of the fund effective on or about September 30, 2019. At that time, Mr. Polyak will assume sole portfolio manager responsibilities for the fund.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Sam Polyak is co-manager of the fund, which he has managed since February 2019. He also manages other funds. Since joining Fidelity Investments in 2010, Mr. Polyak has worked as a portfolio manager.

Sammy Simnegar is co-manager of the fund, which he has managed since October 2012. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Simnegar has worked as an equity research analyst and portfolio manager.

It is expected that Mr. Simnegar will transition off of the fund effective on or about September 30, 2019. At that time, Mr. Polyak will assume sole portfolio manager responsibilities for the fund.

VIPEMINVR-19-01 1.863507.104	February 22, 2019